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APPENDIX I             UNITED STATES                          OMB APPROVAL
                                                    ----------------------------
             SECURITIES AND EXCHANGE COMMISSION     OMB Number:   3235-M6
                   Washington, D.C. 20549           Expires: August 31, 2000
                                                    Estimated average burden
                                                    hours per response....... 1
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                         FORM 24F-2
              ANNUAL NOTICE OF SECURITIES SOLD
                   PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1 . NAME AND ADDRESS OF ISSUER:
                              THE MUNDER FUNDS TRUST
                              480 Pierce Street
                              Birmingham  MI  48009


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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED
(IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):(1)

    Munder Small Company Growth Fund (Class A, B, C, K and Y Shares)
    Munder International Equity Fund (Class A, B, C, K and Y Shares)
    Munder Index 500 Fund (Class A, B, K and Y Shares)
    Munder Large-Cap Value Fund (Class A, B, C, K and Y Shares)
    Munder Balanced Fund (Class A, B, C, K and Y Shares)
    Munder Bond Fund (Class A, B, C, K and Y Shares)
    Munder Intermediate Bond Fund (Class A, B, C, K and Y Shares)
    Munder US Government Income Fund (Class A, B, C, K and Y Shares)
    Munder Michigan Tax-Free Bond Fund (Class A, B, C, K and Y Shares)
    Munder Tax-Free Bond Fund (Class A, B, C, K and Y Shares)
    Munder Tax-Free Short-Intermediate Bond Fund (Class A, B, C, K and Y Shares) Munder Tax-Free Money Market Fund (Class A, K and Y Shares)
    Munder US Treasury Money Market Fund (Class A, K and Y Shares)
    Munder Cash Investment Fund (Class A, K and Y Shares)

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3. INVESTMENT COMPANY ACT FILE NUMBER:
                              811-05899
     SECURITIES ACT FILE NUMBER:
                              33-30913

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4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                              June 30, 2002


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4(b).( ) CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). ( ) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.


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5.  CALCULATION OF REGISTRATION FEE:

                          (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
                              PURSUANT TO SECTION 24(F):                                                             $2,895,970,962
                                                                                                                     --------------

                         (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                                                             $3,206,396,515

                        (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
                              DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER
                              11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
                              FEES PAYABLE TO THE COMMISSION:                                  $914,215,057
                                                                                               ------------

                         (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii) AND 5(iii):                         $4,120,611,572
                                                                                                                     --------------

                          (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
                              [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                                                              $0
                              $                                                                                                  --


                         (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS             $1,224,640,610
                              - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM            --------------
                                5(iv) FROM ITEM 5(i)]:

                        (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
                              INSTRUCTION C.9):                                                  x                        $0.000092
                                                                                                                          ---------

                       (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
                               5(VII)] (ENTER 'O' IF NO FEE IS DUE):                             =                               $0
                                                                                                                                 --



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6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

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7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END
 OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                   +              $            0
                                                                   -------------

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8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
[LINE 5(vii) PLUS LINE 7]:

                                                   =                          $0
                                                                              --

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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY:

          Method of Delivery:
                             ( ) Wire Transfer
                             ( ) Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*    /s/ David Rumph
                              -------------------------------------------------
                              David Rumph
                              Assistant Treasurer
           Date 9-26-02

  *Please print the name and title of the signing officer below the signature.